Marketable Securities - Additional Information (Details) $ in Thousands, shares in Millions, $ in Millions								12 Months Ended
	Jan. 12, 2023 USD ($) shares	Jan. 12, 2023 CAD ($) shares	Dec. 05, 2022 USD ($) shares	Dec. 05, 2022 CAD ($) shares	Apr. 20, 2022 USD ($) shares	Apr. 20, 2022 CAD ($) shares	Apr. 28, 2021 shares	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Disclosure of financial assets [line items]
Change in fair value								$ (135,191)	$ 101,218
Loss in OCI on remeasurement of fair value of the equity securities								(134,226)	100,144
Solaris Resources Inc
Disclosure of financial assets [line items]
Common shares disposed | shares	4.5	4.5	11.0	11.0	5.0	5.0	10.0
Cumulative loss reclassification on disposition of marketable securities			$ 28,800
Cumulative loss disposition of marketable securities, tax			4,300
Solaris warrant liability | Share Purchase Warrants
Disclosure of financial assets [line items]
Marketable securities carrying amount			51,900		$ 56,400
Proceeds from exercise of warrants	$ 20,000	$ 26.8	$ 51,900	$ 70.4	$ 40,100	$ 50.0
Fair Value
Disclosure of financial assets [line items]
Change in fair value								(135,200)	101,200
Loss in OCI on remeasurement of fair value of the equity securities								$ (134,200)	$ 102,600